Investments in Associates	12 Months Ended
Oct. 31, 2024
Investments accounted for using equity method [abstract]
Investments in Associates
18	Investments in Associates
The Bank had significant investments in the following associates:

			2024			2023
As at October 31 ($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value
Bank of Xi’an Co. Ltd. (2) (3)	China	Banking	18.11%	September 30, 2024	$658	$895
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.10%	September 30, 2024	527	489

(1)
Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.

(2)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $570 as at October 31, 2024 (October 31, 2023 – $529).
(3)	The Bank has significant influence over the Bank of Xi’an Co. Ltd. through a combination of its ownership interest and board representation.
(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2024 these reserves amounted to
 $74 (2023 – $71).

Impairment testing of Bank of Xi’an Co. Ltd.
As at October 31, 2024, the market value of the Bank’s investment in Bank of Xi’an Co. Ltd. based on the quoted price on the Shanghai Stock Exchange continues to be below its carrying value. The Bank has been performing quarterly impairment testing on this investment due to the prolonged period in which its market value has remained below the carrying amount. The impairment test involves comparing the carrying value of the investment to its recoverable amount based on value in use (VIU). In estimating VIU, the Bank uses a discounted cash flows valuation model which incorporates key assumptions, including a
5-year
forecast of
after-tax
cash flows for the underlying entity, the estimated terminal growth rate beyond 5 years, and the applicable discount rate. As at October 31, 2024, the estimate of VIU was determined using a terminal growth rate of 2% (2023 – 3%) and an after-tax
discount rate of 12% (2023 – 12%).
The VIU methodology resulted in an impairment charge of $343 million ($309 million
after-tax)
recorded in
non-interest
expenses – other in the Other operating segment, driven primarily by the continued weakening of the economic outlook in China
(2023 – $185 million or $159 million after-tax).
Summarized financial information
Summarized financial information of the Bank’s significant associates are as follows.

	For the twelve months ended (1)		As at October 31, 2024
($ millions)	Revenue	Net income	Total assets	Total liabilities
Bank of Xi’an Co. Ltd.	$1,457	$471	$87,974	$81,577
Maduro & Curiel’s Bank N.V.	457	170	8,057	6,959

	For the twelve months ended (1)		As at October 31, 2023
($ millions)	Revenue	Net income	Total assets		Total liabilities
Canadian Tire’s Financial Services business (CTFS) (2)	$1,347	$368	$	n/a	$	n/a
Bank of Xi’an Co. Ltd.	1,277	487		80,803		75,027
Maduro & Curiel’s Bank N.V.	416	165		7,636		6,616

(1)	Based on the most recent available financial statements.
(2)	On October 31, 2023, the Bank closed the sale of its 20% interest in CTFS to Canadian Tire Corporation. Refer to Note 37 – Acquisitions and Divestitures.